Organization and Principal Activities (Schedule of Variable Interest Entities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 1,013,465	$ 380,664	$ 343,731	$ 60,505
Restricted cash	2,368	1,905
Total current assets	1,157,717	435,272
Property and equipment, net	163,864	126,035
Acquired intangible assets, net	17,248	12,310
Other noncurrent assets	39,621	9,335
Total assets	1,568,896	689,529
Deferred revenue-current	46,632	21,049
Total current liabilities	208,598	203,714
Total liabilities	814,818	211,266
Revenues	671,088	329,032	167,851
Net income	97,849	46,471	14,544
Net cash provided by operating activities	210,226	117,788	82,303
Net cash used in investing activities	(196,874)	(83,927)	(34,811)
Net cash provided by financing activities	613,498	1,986	233,280
Net increase in cash and cash equivalents	632,801	36,933	283,226
VIEs and their subsidiaries [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	116,575	58,108
Restricted cash	2,068	1,605
Account receivable and other current assets	61,177	34,976
Total current assets	179,820	94,689
Property and equipment, net	91,861	57,275
Acquired intangible assets, net	9,681	5,113
Other noncurrent assets	37,778	26,814
Total noncurrent assets	139,320	89,202
Total assets	319,140	183,891
Deferred revenue-current	30,717	17,520
Account payable and other current liabilities	106,894	51,455
Total current liabilities	137,611	68,975
Total noncurrent liabilities	2,235	3,613
Total liabilities	139,846	72,588
Revenues	527,646	303,200	160,613
Net income	263,514	150,408	78,494
Net cash provided by operating activities	129,175	75,983	56,621
Net cash used in investing activities	(72,678)	(50,951)	(32,367)
Net cash provided by financing activities	1,970	36	1,545
Net increase in cash and cash equivalents	$ 58,467	$ 25,068	$ 25,799